Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of statements of operations - USD ($)		1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)								$ (3,665,000)	$ (24,171,000)	$ (13,006,000)
Weighted average shares outstanding (in Shares)									1,463,172
Basic and diluted earnings per share									$ (16.52)
FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)		$ (1,032)	$ (1,217,917)			$ (1,032)			$ (3,552,022)
Weighted average shares outstanding (in Shares)	[1]					2,500,000
Basic and diluted earnings per share						$ 0.00
Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)			20,727,500						17,083,104
Basic and diluted earnings per share			$ (0.05)						$ (0.16)
Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)		4,375,000	5,031,250						4,915,865
Basic and diluted earnings per share		$ 0.00	$ (0.05)						$ (0.16)
As Previously Reported [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)				$ (2,165,912)	$ (168,193)		$ (2,334,105)
As Previously Reported [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)				20,125,000	20,727,500		20,125,000
Basic and diluted earnings per share
As Previously Reported [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)				5,633,750	4,681,250		5,299,938
Basic and diluted earnings per share				$ (0.38)	$ (0.04)		$ (0.44)
Adjustment [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)
Adjustment [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)				602,500	(11,054,667)		(4,894,296)
Basic and diluted earnings per share				$ (0.08)	$ (0.01)		$ (0.12)
Adjustment [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Basic and diluted earnings per share				$ 0.30	$ 0.03		$ 0.32
As Restated [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)				$ (2,165,912)	$ (168,193)		$ (2,334,105)
As Restated [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)				20,727,500	9,672,833		15,230,704
Basic and diluted earnings per share				$ (0.08)	$ (0.01)		$ (0.12)
As Restated [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)				5,031,250	4,681,250		4,857,217
Basic and diluted earnings per share				$ (0.08)	$ (0.01)		$ (0.12)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.